UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06196 and 811-21298

Name of Fund: CMA Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Treasury
Fund and Master Treasury LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

CMA Treasury Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Treasury LLC	$ 2,704,548,606
Total Investments (Cost - $2,704,548,606) - 100.0%	2,704,548,606
Liabilities in Excess of Other Assets - (0.0)%	(166,220)
Net Assets - 100.0%	$ 2,704,382,386

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
•
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities
Assets
Level 1		-
Level 2		$ 2,704,548,606
Level 3		-
Total		$ 2,704,548,606

Master Treasury LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
U.S. Treasury Obligations (a) - 109.2%
U.S. Treasury Bills, 0.21% - 0.31%, 7/02/09	$ 408,750	$ 408,743,909
U.S. Treasury Bills, 0.20%, 7/09/09	200,000	199,990,000
U.S. Treasury Bills, 0.08%, 7/16/09	2,424	2,423,914
U.S. Treasury Bills, 0.08% - 0.32%, 7/23/09	567,176	567,114,602
U.S. Treasury Bills, 0.14% - 0.35%, 7/30/09	566,421	566,318,057
U.S. Treasury Bills, 0.13% - 0.20%, 8/06/09	314,000	313,954,295
U.S. Treasury Bills, 0.13% - 0.19%, 8/13/09	175,439	175,411,242
U.S. Treasury Bills, 0.14% - 0.50%, 8/20/09	314,963	314,856,647
U.S. Treasury Bills, 0.18% - 0.47%, 8/27/09	182,729	182,662,866
U.S. Treasury Bills, 0.15% - 0.45%, 9/03/09	479,000	478,711,093
U.S. Treasury Bills, 0.25% - 0.41%, 9/10/09	246,729	246,594,276
U.S. Treasury Bills, 0.15% - 0.16%, 9/17/09	247,761	247,674,847
U.S. Treasury Bills, 0.20%, 9/24/09	200,000	199,906,833
U.S. Treasury Bills, 0.20% - 0.37%, 10/08/09	157,980	157,822,442
U.S. Treasury Bills, 0.39% - 0.43%, 10/22/09	130,230	130,058,561
U.S. Treasury Bills, 0.27% - 0.64%, 11/19/09	45,641	45,558,119
U.S. Treasury Bills, 0.30%, 11/27/09	75,000	74,907,813
U.S. Treasury Bills, 0.71%, 12/17/09	50,000	49,833,542
U.S. Treasury Bills, 0.50%, 4/01/10	100,000	99,618,056
Total Investments (Cost - $4,462,161,114*) - 109.2%		4,462,161,114
Liabilities in Excess of Other Assets - (9.2)%		(376,998,279)
Net Assets - 100.0%		$ 4,085,162,835

* Cost for federal income tax purposes.
(a) Rates shown reflect the discount rates or range of discount rates paid at the time of purchase.

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

1

Master Treasury LLC

Schedule of Investments June 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Master LLC's investments:

Valuation		Investments in
Inputs		Securities
Assets
Level 1		-
Level 2	Short-Term Securities[1]	$ 4,462,161,114
Level 3		-
Total		$ 4,462,161,114

1See above Schedule of Investments for values in each security type.

2

Item 2 – Controls and Procedures

2(a) – The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Treasury Fund and Master Treasury LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Treasury Fund and Master Treasury LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Treasury Fund and Master Treasury LLC

Date: August 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Treasury Fund and Master Treasury LLC

Date: August 21, 2009